                                     OPPENHEIMER BARING SMA INTERNATIONAL FUND

                                                     FORM N-1A

                                                      PART C

                                                 OTHER INFORMATION

Item 23. - Exhibits

(a)      (i) Declaration of Trust dated June 5, 2006: Previously filed with Registrant's Initial Registration
Statement (Reg. No. 333-135524) on June 30, 2006, and incorporated herein by reference.

         (ii) Amended and Restated Declaration of Trust dated February 28, 2007: Previously filed with
Registrant's Pre-Effective Amendment No. 2 to the Registration Statement (Reg. No. 333-135524) on June 22, 2007,
and incorporated herein by reference.

(b)      (i) By-Laws dated June 5, 2006:  Previously filed with Registrant's Initial Registration Statement (Reg.
No. 333-135524) on June 30, 2006, and incorporated herein by reference.

         (ii) Amended and Restated By-Laws dated February 28, 2007: Previously filed with Registrant's
Pre-Effective Amendment No. 2 to the Registration Statement (Reg. No. 333-135524) on June 22, 2007, and
incorporated herein by reference.

(c)      Not applicable.

(d)      (i) Investment Advisory Agreement dated June 1, 2007:  Previously filed with Registrant's Pre-Effective
Amendment No. 2 to the Registration Statement (Reg. No. 333-135524) on June 22, 2007, and incorporated herein by reference.

         (ii) Form of Sub-Advisory Agreement: Previously filed with Registrant's Pre-Effective Amendment No. 2 to the Registration Statement (Reg. No. 333-135524) on June 22, 2007, and incorporated herein by reference.

(e)      (i) General Distributor's Agreement dated June 1, 2007: Previously filed with Registrant's Pre-Effective
Amendment No. 2 to the Registration Statement (Reg. No. 333-135524) on June 22, 2007, and incorporated herein by reference.

(ii)     Form of Dealer Agreement of OppenheimerFunds Distributor, Inc.: Previously filed with Post-Effective
Amendment No. 34 to the Registration Statement of Oppenheimer Main Street Funds, Inc. (Reg. No.33-17850),
(10/23/06), and incorporated herein by reference.

(iii)    Form of Broker Agreement of OppenheimerFunds Distributor, Inc.: Previously filed with Post-Effective
Amendment No. 34 to the Registration Statement of Oppenheimer Main Street Funds, Inc. (Reg. No.33-17850),
(10/23/06), and incorporated herein by reference.

(iv)     Form of Agency Agreement of OppenheimerFunds Distributor, Inc.: Previously filed with Post-Effective
Amendment No. 34 to the Registration Statement of Oppenheimer Main Street Funds, Inc. (Reg. No.33-17850),
(10/23/06), and incorporated herein by reference.

         (v)     Form of Trust Company Fund/SERV Purchase Agreement of OppenheimerFunds Distributor, Inc.:
Previously filed with Post-Effective Amendment No. 45 to the Registration Statement of Oppenheimer High Yield
Fund (Reg. No. 2-62076), (10/26/01), and incorporated herein by reference.

         (vi)   Form of Trust Company Agency Agreement of OppenheimerFunds Distributor, Inc.: Previously filed with Post-Effective Amendment No. 34 to the Registration Statement of Oppenheimer Main Street Funds, Inc. (Reg.
No.33-17850), (10/23/06), and incorporated herein by reference.

(f)      (i)    Amended and Restated Retirement Plan for Non-Interested Trustees or Directors dated 8/9/01:
Previously filed with Post-Effective Amendment No. 34 to the Registration Statement of Oppenheimer Gold & Special
Minerals Fund (Reg. No. 2-82590), (10/25/01), and incorporated herein by reference.

         (ii)   Form of Deferred Compensation Plan for Disinterested Trustees/Directors: Previously filed with
Post-Effective Amendment No. 26 to the Registration Statement of Oppenheimer Gold & Special Minerals Fund (Reg.
No. 2-82590), (10/28/98), and incorporated by reference.

(g)      (i) Global Custody Agreement dated August 16, 2002: Previously filed with Post-Effective Amendment No.
51 to the Registration Statement of Oppenheimer Capital Appreciation Fund (Reg. No. 2-69719), (10/23/06), and
incorporated herein by reference.

         (ii) Amendment dated October 2, 2003 to the Global Custody Agreement dated August 16, 2002: Previously filed with Pre-Effective Amendment No. 1 to the Registration Statement of Oppenheimer Principal Protected Trust
II (Reg. 333-108093), (11/6/03), and incorporated herein by reference.

(h)      Fee Waiver and Expense Reimbursement Agreement:  Previously filed with Registrant's Pre-Effective
Amendment No. 2 to the Registration Statement (Reg. No. 333-135524) on June 22, 2007, and incorporated herein by reference.

(i)      Opinion and Consent of Counsel: Filed herewith.

(j)      Independent Registered Public Accounting Firm's Consent: Previously filed with Registrant's
Pre-Effective Amendment No. 2 to the Registration Statement (Reg. No. 333-135524) on June 22, 2007, and
incorporated herein by reference.

(k)      Not applicable.

(l)      Investment Letter from OppenheimerFunds, Inc. to Registrant: Previously filed with Registrant's
Pre-Effective Amendment No. 2 to the Registration Statement (Reg. No. 333-135524) on June 22, 2007, and
incorporated herein by reference.

(m)      (i) Not applicable.

(n)      Oppenheimer Funds Multiple Class Plan under Rule 18f-3 updated through October 24, 2006: Previously filed with Post-Effective Amendment No. 62 to the Registration Statement of Oppenheimer Capital Income Fund (Reg.
No. 2-33043), (11/21/06), and incorporated herein by reference.

(o)      (i) Power of Attorney for all Trustees/Directors dated October 11, 2006: Previously filed with Post-Effective Amendment No. 51 to the Registration Statement of Oppenheimer
Capital Appreciation Fund (Reg. No. 2-69719), 10/23/06, and incorporated herein by reference.

(ii)     Power of Attorney for Brian W. Wixted dated October 11, 2006: Previously filedwith Post-Effective Amendment No. 51 to the Registration Statement of Oppenheimer Capital Appreciation Fund
(Reg. No. 2-69719), 10/23/06, and incorporated herein by reference.

(p)      Amended and Restated Code of Ethics of the Oppenheimer Funds dated March 31, 2006 under Rule 17j-1 of the Investment Company Act of 1940: Previously filed with Post-Effective Amendment No. 13 to the Registration
Statement of Oppenheimer MidCap Fund (Reg. No. 333-31533), (4/7/06), and incorporated herein by reference.

Item 24. - Persons Controlled by or Under Common Control with the Fund

None.

Item 25. - Indemnification

Reference is made to the provisions of Article Seven of Registrant's Amended and Restated Declaration of Trust
filed as Exhibit 23(a) to this Registration Statement, and incorporated herein by reference.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of Registrant pursuant to the foregoing provisions or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act of 1933 and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding)
is asserted by such trustee, officer or controlling person, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act of 1933 and will be governed by the final adjudication of such issue.

Item 26. - Business and Other Connections of the Investment Adviser

(a)      OppenheimerFunds, Inc. is the investment adviser of the Registrant; it and certain subsidiaries and affiliates act in the same capacity to other investment companies, including without limitation those described in Parts A and B hereof and listed in Item 26(b) below.

(b)      There is set forth below information as to any other business, profession, vocation or employment of a substantial nature in which each officer and director of OppenheimerFunds, Inc. is, or at any time during the past two fiscal years has been, engaged for his/her own account or in the capacity of director, officer, employee, partner or trustee.

---------------------------------------- ----------------------------------------------------------------------------
Name and Current Position with
OppenheimerFunds, Inc.                   Other Business and Connections During the Past Two Years
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Timothy L. Abbuhl,                       Vice President of OppenheimerFunds Distributor, Inc.
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Robert Agan,                             Senior  Vice  President  of  Shareholder   Financial  Services,   Inc.  and
Senior Vice President                    Shareholders   Services,   Inc.;   Vice   President   of   OppenheimerFunds
                                         Distributor,  Inc., Centennial Asset Management Corporation and OFI Private
                                         Investments Inc.
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Carl Algermissen,                        None
Vice President & Associate Counsel
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Michael Amato,                           None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Erik Anderson,                           None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Tracey Beck Apostolopoulos,              None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Janette Aprilante,                       Secretary   (since   December  2001)  of:   Centennial   Asset   Management
Vice President & Secretary               Corporation,   OppenheimerFunds   Distributor,   Inc.,   HarbourView  Asset
                                         Management   Corporation   (since  June  2003),   Oppenheimer   Real  Asset
                                         Management,   Inc.,  Shareholder  Financial  Services,   Inc.,  Shareholder
                                         Services,  Inc., Trinity Investment  Management  Corporation (since January
                                         2005),  OppenheimerFunds  Legacy  Program,  OFI  Private  Investments  Inc.
                                         (since June 2003) and OFI Institutional Asset Management,  Inc. (since June
                                         2003). Assistant Secretary of OFI Trust Company (since December 2001).
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Hany S. Ayad,                            None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Robert Baker,                            None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
James F. Bailey,                         Senior Vice President of  Shareholder  Services,  Inc.  (since March 2006).
Senior Vice President                    Formerly  Vice  President at T. Row Price Group  (September  2000 - January
                                         2006).
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
John Michael Banta,                      None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Joanne Bardell,                          None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Adam Bass,                               None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Kevin Baum,                              None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Jeff Baumgartner,                        None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Marc Baylin,                             Formerly Portfolio Manager at J.P. Morgan (June 2002-August 2005.)
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Todd Becerra,                            None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Lalit K. Behal                           Assistant Secretary of HarbourView Asset Management Corporation.
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Kathleen Beichert,                       Vice President of OppenheimerFunds Distributor, Inc.
Senior Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Gerald B. Bellamy,                       Assistant Vice President (Sales Manager of the  International  Division) of
Assistant Vice President                 OFI Institutional Asset Management, Inc.
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Erik S. Berg,                            None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Robert Bertucci,                         None
Assistant Vice President:
Rochester Division
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Rajeev Bhaman,                           None
Senior Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Craig Billings,                          None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Mark Binning,                            None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Robert J. Bishop,                        Treasurer (since October 2003) of  OppenheimerFunds  Distributor,  Inc. and
Vice President                           Centennial Asset Management Corporation.
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Beth Bleimehl,                           None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Lisa I. Bloomberg,                       None
Vice President & Associate Counsel
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Veronika Boesch,                         None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Chad Boll,                               None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Antulio N. Bomfim,                       None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Michelle Borre Massick,                  None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Lori E. Bostrom,                         None
Vice President & Senior Counsel
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Lisa Bourgeois,                          Assistant Vice President of Shareholder Services, Inc.
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
John Boydell,                            None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Garrett C. Broadrup                      Formerly  an  Associate  at Davis Polk & Wardwell  (October  2002 - October
Assistant Vice President & Assistant     2006)
Counsel
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Michael Bromberg,                        None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Kristine Bryan-Levin,                    None.
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Stephanie Bullington,                    Formerly Fund  Accounting  Manager at Madison  Capital  Management  Company
Assistant Vice President                 (July 2005 - October 2005 and Fund Accounting  Officer at Butterfield  Fund
                                         Services  (Bermuda)  Limited (a wholly owned  subsidiary  of the Bank of NT
                                         Butterfield & Sons) (September 2003 - June 2005).
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Paul Burke,                              None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Mark Burns,                              None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
JoAnne Butler                            None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Geoffrey Caan,                           None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Dale William Campbell                    Formerly (until January 2007) Manager at OppenheimerFunds, Inc.
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Patrick Campbell,                        None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Catherine Carroll,                       None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Debra Casey,                             None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Maria Castro,                            None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Lisa Chaffee,                            None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Charles Chibnik,                         None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Patrick Sheng Chu,                       None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Brett Clark,                             None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
H.C. Digby Clements,                     None
Vice President:
Rochester Division
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Thomas Closs                             Formerly  (until  January 2007)  Development  Manager at  OppenheimerFunds,
Assistant Vice President                 Inc.
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Peter V. Cocuzza,                        None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Gerald James Concepcion,                 None.
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Robert Corbett,                          None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Susan Cornwell,                          Senior  Vice  President  of  Shareholder   Financial  Services,   Inc.  and
Senior Vice President                    Shareholder   Services,    Inc.;   Vice   President   of   OppenheimerFunds
                                         Distributor,    Inc.,   Centennial   Asset   Management   Corporation   and
                                         OppenheimerFunds Legacy Program.
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Cheryl Corrigan,                         None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Belinda J. Cosper,                       None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Scott Cottier,                           None
Vice President:
Rochester Division
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Laura Coulston,                          None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
George Curry,                            Vice President of OppenheimerFunds Distributor, Inc.
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Julie C. Cusker,                         None
Assistant Vice President:
Rochester Division
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Kevin Dachille,                          None.
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
John Damian,                             None
Senior Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Robert Dawson,                           None.
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Kendra Delisa                            Formerly (until January 2007) Manager at OppenheimerFunds, Inc.
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Richard Demarco,                         None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Craig P. Dinsell,                        None
Executive Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Randall C. Dishmon,                      None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Rebecca K. Dolan,                        None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Steven D. Dombrower,                     Senior Vice President of OFI Private  Investments  Inc.;  Vice President of
Vice President                           OppenheimerFunds Distributor, Inc.
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Thomas Doyle,                            None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Bruce C. Dunbar,                         None
Senior Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Brian Dvorak,                            None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Richard Edmiston,                        None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
A. Taylor Edwards,                       Formerly Associate at Dechert LLP (September 2000 - December 2005).
Vice President & Assistant Counsel
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Venkat Eleswarapu,                       Formerly  Associate  Professor  of Finance at Texas Tech  University  (July
Vice President                           2005 - December 2005).
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Daniel R. Engstrom,                      None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
James Robert Erven                       None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
George R. Evans,                         None
Senior Vice President & Director of
International Equities
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Edward N. Everett,                       None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Kathy Faber,                             None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
David Falicia,                           Assistant  Secretary  (as of July  2004) of  HarbourView  Asset  Management
Assistant Vice President                 Corporation.
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Matthew Farkas,                          Formerly Associate at Epstein Becker & Green, P.C.  (September 2000 - March
Assistant Vice President and Assistant   2006).
Counsel
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Kristie Feinberg,                        None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Emmanuel Ferreira,                       None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Ronald H. Fielding,                      Vice  President  of  OppenheimerFunds  Distributor,  Inc.;  Director of ICI
Senior Vice President;                   Mutual Insurance Company;  Governor of St. John's College;  Chairman of the
Chairman of the Rochester Division       Board of  Directors  of  International  Museum  of  Photography  at  George
                                         Eastman House.
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Bradley G. Finkle,                       None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Steven Fling,                            None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
John E. Forrest,                         Senior Vice President of OppenheimerFunds Distributor, Inc.
Senior Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
David Foxhoven,                          Assistant Vice President of OppenheimerFunds Legacy Program.
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Colleen M. Franca,                       None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Barbara Fraser,                          Formerly Attorney in Private Practice (April 2000 - November 2005).
Vice President & Associate Counsel
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Dominic Freud,                           None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Dan Gagliardo,                           None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Hazem Gamal,                             None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Charles Gapay                            Formerly (until January 2007) Help Desk Manager at OppenheimerFunds, Inc.
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Seth Gelman,                             None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Timothy Gerlach,                         None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Subrata Ghose,                           None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Charles W. Gilbert,                      None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Kurt Gibson,                             Formerly Manager at Barclays Capital (January 2002 - April 2006).
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Phillip S. Gillespie,                    None
Senior Vice President & Assistant
Secretary
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Alan C. Gilston,                         None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Jacqueline Girvin-Harkins,               None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Jill E. Glazerman,                       None
Senior Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Benjamin J. Gord,                        Vice  President of  HarbourView  Asset  Management  Corporation  and of OFI
Vice President                           Institutional Asset Management, Inc.
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Leyla Greengard,                         None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Robert B. Grill,                         None
Senior Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Carol Guttzeit,                          None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Marilyn Hall,                            None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Kelly Haney,                             None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Steve Hauenstein,                        None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Robert W. Hawkins,                       Formerly an  Associate  at Shearman  and  Sterling  LLP (July 2004 - August
Vice President & Assistant Counsel       2005).
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Thomas B. Hayes,                         None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Jennifer Kane Heathwood,                 None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Heidi Heikenfeld,                        None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Annika Helgerson,                        None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Daniel Herrmann,                         None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Dennis Hess,                             None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Joseph Higgins,                          Vice President of OFI Institutional Asset Management, Inc.
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Dorothy F. Hirshman,                     None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Daniel Hoelscher,                        None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Brian Hourihan,                          Assistant  Secretary of OFI  Institutional  Asset  Management,  Inc. (since
Vice President & Associate Counsel       April 2006).  Formerly Vice President and Senior  Counsel at  Massachusetts
                                         Financial Service Company (June 2004 - March 2006).
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Edward Hrybenko,                         Vice President of OppenheimerFunds Distributor, Inc.
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Kevin Andrew Huddleston,                 None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Scott T. Huebl,                          Assistant Vice President of OppenheimerFunds Legacy Program.
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Margaret Hui,                            None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Dana Hunter,                             None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
John Huttlin,                            Senior Vice  President  (Director  of the  International  Division)  (since
Senior Vice President                    January 2004) of OFI Institutional Asset Management,  Inc.; Director (since
                                         June 2003) of OppenheimerFunds International Distributor Limited.
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
James G. Hyland,                         None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Kelly Bridget Ireland,                   None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Kathleen T. Ives,                        Vice  President and Assistant  Secretary of  OppenheimerFunds  Distributor,
Vice President, Senior Counsel &         Inc. and  Shareholder  Services,  Inc.;  Assistant  Secretary of Centennial
Assistant Secretary                      Asset   Management   Corporation,   OppenheimerFunds   Legacy  Program  and
                                         Shareholder Financial Services, Inc.
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
William Jaume,                           Senior Vice President of HarbourView  Asset Management  Corporation and OFI
Vice President                           Institutional Asset Management, Inc.; Director of OFI Trust Company.
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Frank V. Jennings,                       None
Senior Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
John Jennings,                           None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Lisa Kadehjian,                          Formerly  Vice  President,  Compensation  Manager  at The  Bank of New York
Assistant Vice President                 (November 1996-November 2004).
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Charles Kandilis,                        None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Amee Kantesaria,                         Formerly Counsel at Massachusetts Mutual Life Insurance Company
Assistant Vice President and             (May 2005-December 2006).
Assistant Counsel
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Rezo Kanovich,                           None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Thomas W. Keffer,                        None
Senior Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Michael Keogh,                           Vice President of OppenheimerFunds Distributor, Inc.
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
John Kiernan,                            Formerly  Vice  President and Senior  Compliance  Officer,  Guardian  Trust
Assistant Vice President & Marketing     Company,  FSB at The  Guardian  Life  Insurance  Company of America  (since
Compliance Manager                       February 1998 - November 2005).
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Michael Kim,                             None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Audrey Kiszla,                           Formerly Vice President at First Horizon Merchant Services  (December 2005-
Vice President                           May 2006); Director at Janus (January 1998 - August 2005).
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Lisa Klassen,                            None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Martin S. Korn,                          None
Senior Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Brian Kramer,                            None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Paul Kunz,                               None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Gloria LaFond,                           None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Lisa Lamentino,                          None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Tracey Lange,                            Vice  President  of  OppenheimerFunds  Distributor,  Inc.  and OFI  Private
Vice President                           Investments Inc.
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Jeffrey P. Lagarce,                      President of OFI Institutional Asset Management, Inc. as of January 2005.
Senior Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
John Latino,                             None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Gayle Leavitt,                           None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Christopher M. Leavy,                    None
Senior Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Kevin Lee,                               Formerly Vice  President at Delaware  Investments  (October 2000 - February
Vice President                           2005).
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Randy Legg,                              None
Vice President & Associate Counsel
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Laura Leitzinger,                        Senior  Vice  President  of  Shareholder  Services,  Inc.  and  Shareholder
Senior Vice President                    Financial Services, Inc.
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Justin Leverenz,                         None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Michael S. Levine,                       None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Brian Levitt,                            None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Gang Li,                                 None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Shanquan Li,                             None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Julie A. Libby,                          Senior Vice President of OFI Private Investments Inc.
Senior Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Daniel Lifshey,                          None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Mitchell J. Lindauer,                    None
Vice President & Assistant General
Counsel
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Bill Linden,                             None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Malissa B. Lischin,                      Assistant Vice President of OppenheimerFunds Distributor, Inc.
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Justin Livengood                         None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
David P. Lolli,                          None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Daniel G. Loughran                       None
Vice President:
Rochester Division
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Patricia Lovett,                         Vice  President of  Shareholder  Financial  Services,  Inc. and Senior Vice
Vice President                           President of Shareholder Services, Inc.
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Misha Lozovik,                           None.
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Dongyan Ma,                              None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Steve Macchia,                           None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Jerry Mandzij,                           None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Angelo G. Manioudakis                    Senior Vice President of HarbourView  Asset  Management  Corporation and of
Senior Vice President                    OFI Institutional Asset Management, Inc.
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Carolyn Maxson,                          None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
William T. Mazzafro,                     Formerly  self-employed as a securities consultant (January 2004 - December
Assistant Vice President                 2005).
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Trudi McKenna,                           Formerly Leadership  Development Supervisor at JetBlue Airways (July 2003 -
Assistant Vice President                 October 2005).
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Jay Mewhirter,                           Formerly Director of Application  Development at AMVESCAP (September 1999 -
Vice President                           March 2005).
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Elizabeth McCormack,                     Vice  President and Assistant  Secretary of  HarbourView  Asset  Management
Vice President                           Corporation.
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Joseph McDonnell,                        Formerly Senior Vice President at Lehman Bros. (April 1995 - March 2006).
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Joseph McGovern,                         None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Charles L. McKenzie,                     Chairman of the Board,  Director,  Chief Executive Officer and President of
Senior Vice President                    OFI Trust Company;  Chairman,  Chief Executive  Officer,  Chief  Investment
                                         Officer and Director of OFI  Institutional  Asset  Management,  Inc.; Chief
                                         Executive  Officer,  President,  Senior  Managing  Director and Director of
                                         HarbourView Asset Management Corporation;  Chairman, President; Director of
                                         Trinity   Investment   Management   Corporation   and  Vice   President  of
                                         Oppenheimer Real Asset Management, Inc.
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
William McNamara                         None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Michael Medev,                           None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Lucienne Mercogliano,                    None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Andrew J. Mika,                          None
Senior Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Jan Miller,                              None.
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Rejeev Mohammed,                         None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Nikolaos D. Monoyios,                    None
Senior Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Sarah Morrison                           Formerly (until January 2007) Manager at OppenheimerFunds, Inc.
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Jill Mulcahy,                            None
Vice President:
Rochester Division
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
John V. Murphy,                          President  and  Management  Director  of  Oppenheimer   Acquisition  Corp.;
Chairman, Chief                          President  and  Director  of  Oppenheimer  Real  Asset  Management,   Inc.;
Executive Officer & Director             Chairman  and  Director  of  Shareholder  Services,  Inc.  and  Shareholder
                                         Financial Services, Inc.; Director of OppenheimerFunds  Distributor,  Inc.,
                                         OFI Institutional  Asset Management,  Inc., Trinity  Investment  Management
                                         Corporation,  Tremont Group Holdings,  Inc.,  HarbourView  Asset Management
                                         Corporation and OFI Private  Investments Inc.;  Executive Vice President of
                                         Massachusetts  Mutual Life Insurance  Company;  Director of DLB Acquisition
                                         Corporation;  a  member  of the  Investment  Company  Institute's  Board of
                                         Governors.
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Meaghan Murphy,                          None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Suzanne Murphy,                          None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Thomas J. Murray,                        None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Kenneth Nadler,                          None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Paul Newman,                             None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
William Norman,                          None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
James B. O'Connell,                      None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Matthew O'Donnell,                       None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Tony Oh,                                 None.
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Lisa Ogren,                              Formerly Manager at OppenheimerFunds, Inc.
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
John O'Hare,                             None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
John J. Okray,                           None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Kristina Olson,                          None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Lerae A. Palumbo,                        None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Anthony Parish,                          None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Kathleen Patton,                         None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
David P. Pellegrino,                     None
Senior Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Allison C. Pells,                        None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Robert H. Pemble,                        None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Lori L. Penna,                           None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Brian Petersen,                          None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Marmeline Petion-Midy,                   None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
David Pfeffer,                           Senior Vice President of HarbourView  Asset  Management  Corporation  since
Senior Vice President & Chief            February 2004.
Financial Officer
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
James F. Phillips,                       None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Scott Phillips,                          None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Gary Pilc,                               None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
John Piper,                              Assistant Vice President of Shareholder Services, Inc.
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Jeaneen Pisarra,                         None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Nicolas Pisciotti,                       None..
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
David Poiesz,                            None
Senior Vice President, Head of Growth
Equity Investments
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Sergei Polevikov,                        None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Jeffrey Portnoy,                         None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
David Preuss,                            None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Ellen Puckett,                           None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Paul Quarles,                            None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Michael E. Quinn,                        None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Julie S. Radtke,                         None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Norma J. Rapini,                         None
Assistant Vice President :
Rochester Division
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Corry E. Read,                           None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Marc Reinganum,                          None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Jill Reiter,                             None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Eric Rhodes,                             None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Eric Richter,                            Vice  President  of  HarbourView  Asset  Management  Corporation.  Formerly
Vice President                           Investment  Officer at Alaska  Permanent  Fund  Corporation  (April  2005 -
                                         February 2006);
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Claire Ring,                             None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Grace Roberts,                           None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
David Robertson,                         Senior Vice President of OppenheimerFunds Distributor, Inc.
Senior Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Robert Robis,                            None.
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Antoinette Rodriguez,                    None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Stacey Roode,                            None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Jeffrey S. Rosen,                        None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Jessica Rosenfield                       None.
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Stacy Roth,                              None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Adrienne Ruffle,                         None.
Vice President & Assistant Counsel
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Kim Russomanno,                          None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Gerald Rutledge,                         None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Julie Anne Ryan,                         None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Timothy Ryan,                            None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Rohit Sah,                               None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Valerie Sanders,                         None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Kurt Savallo                             Formerly Senior Business Analyst at OppenheimerFunds, Inc.
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Rudi W. Schadt,                          None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Ellen P. Schoenfeld,                     None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Patrick Schneider                        Formerly Human Resources Manager at ADT Security Services  (December 2001 -
Assistant Vice President                 July 2006).
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Mary Beth Schellhorn,                    Formerly  Human  Resources  Generalist at Misys Banking  Systems  (November
Assistant Vice President                 2000 - June 2006).
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Scott A. Schwegel,                       None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Allan P. Sedmak                          None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Jennifer L. Sexton,                      Senior Vice President of OFI Private Investments Inc.
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Asutosh Shah,                            Formerly Vice  President at Merrill  Lynch  Investment  Managers  (February
Vice President                           2002 - February 2006).
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Kamal Shah,                              None.
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Nava Sharma,                             None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Tammy Sheffer,                           None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Mary Dugan Sheridan,                     None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Thomas Siomades,                         None.
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
David C. Sitgreaves,                     None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Edward James Sivigny                     None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Enrique H. Smith,                        None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Kevin Smith,                             None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Louis Sortino,                           None
Vice President:
Rochester Division
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Keith J. Spencer,                        None
Senior Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Marco Antonio Spinar,                    None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Brett Stein                              Formerly Vice President of Client Services at XAware,  Inc. (October 2002 -
Vice President                           August 2006).
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Richard A. Stein,                        None
Vice President:
Rochester Division
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Arthur P. Steinmetz,                     Senior Vice President of HarbourView Asset Management Corporation.
Senior Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Jennifer Stevens,                        None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Benjamin Stewart                         None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
John P. Stoma,                           Senior Vice President of OppenheimerFunds Distributor, Inc.
Senior Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Amy Sullivan,                            None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Deborah A. Sullivan,                     Secretary of OFI Trust Company.
Vice President & Assistant Counsel
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Michael Sussman,                         Vice President of OppenheimerFunds Distributor, Inc.
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Thomas Swaney,                           None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Brian C. Szilagyi,                       None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Matthew Tartaglia,                       None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Martin Telles,                           Senior Vice President of OppenheimerFunds Distributor, Inc.
Senior Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Charles Toomey,                          None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Vincent Toner,                           None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Melinda Trujillo,                        Formerly Senior Manager at CoBank, ACB (January 2004 - April 2006).
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Leonid Tsvayg,                           None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Keith Tucker,                            None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Cameron Ullyatt,                         None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Angela Uttaro,                           None
Assistant Vice President: Rochester
Division
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Mark S. Vandehey,                        Vice   President   and  Chief   Compliance   Officer  of   OppenheimerFunds
Senior Vice President & Chief            Distributor,  Inc., Centennial Asset Management Corporation and Shareholder
Compliance Officer                       Services,  Inc.; Chief Compliance  Officer of HarbourView  Asset Management
                                         Corporation,  Real Asset Management,  Inc., Shareholder Financial Services,
                                         Inc., Trinity Investment Management  Corporation,  OppenheimerFunds  Legacy
                                         Program,  OFI  Private  Investments  Inc.  and OFI  Trust  Company  and OFI
                                         Institutional Asset Management, Inc.
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Maureen Van Norstrand,                   None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Nancy Vann,                              None
Vice President & Associate Counsel
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Rene Vecka,                              None
Assistant Vice President:
Rochester Division
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Vincent Vermette,                        Assistant Vice President of OppenheimerFunds Distributor, Inc.
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Elaine Villas-Obusan,                    None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Jake Vogelaar,                           None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Phillip F. Vottiero,                     None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Lisa Walsh,                              None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Jerry A. Webman,                         Senior Vice President of HarbourView Asset Management Corporation.
Senior Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Christopher D. Weiler,                   None
Vice President:
Rochester Division
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Adam Weiner,                             None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Barry D. Weiss,                          Vice  President  of  HarbourView   Asset  Management   Corporation  and  of
Vice President                           Centennial Asset Management Corporation.
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Melissa Lynn Weiss,                      None
Vice President & Associate Counsel
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Christine Wells,                         None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Joseph J. Welsh,                         Vice President of HarbourView Asset Management Corporation.
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Diederik Werdmolder,                     Director of OppenheimerFunds  International Ltd. and  OppenheimerFunds  plc
Senior Vice President                    and  OppenheimerFunds   International   Distributor  Limited;  Senior  Vice
                                         President  (Managing  Director  of  the  International   Division)  of  OFI
                                         Institutional Asset Management, Inc.
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Catherine M. White,                      Assistant Vice President of OppenheimerFunds  Distributor,  Inc.; member of
Assistant Vice President                 the American Society of Pension Actuaries (ASPA) since 1995.
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
William L. Wilby,                        None
Senior Vice President & Senior
Investment Officer, Director of
Equities
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Troy Willis,                             None
Vice President,
Rochester Division
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Mitchell Williams                        None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Julie Wimer                              None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Donna M. Winn,                           President,  Chief Executive  Officer & Director of OFI Private  Investments
Senior Vice President                    Inc.; Director & President of OppenheimerFunds  Legacy Program; Senior Vice
                                         President of OppenheimerFunds Distributor, Inc.
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Philip Witkower,                         Senior Vice President of OppenheimerFunds Distributor, Inc.
Senior Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Brian W. Wixted,                         Treasurer of HarbourView  Asset  Management  Corporation;  OppenheimerFunds
Senior Vice President & Treasurer        International Ltd.,  Oppenheimer Real Asset Management,  Inc.,  Shareholder
                                         Services,   Inc.,   Shareholder  Financial  Services,   Inc.,  OFI  Private
                                         Investments    Inc.,   OFI   Institutional    Asset    Management,    Inc.,
                                         OppenheimerFunds  plc and  OppenheimerFunds  Legacy Program;  Treasurer and
                                         Chief  Financial  Officer  of OFI Trust  Company;  Assistant  Treasurer  of
                                         Oppenheimer Acquisition Corp.
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Carol E. Wolf,                           Senior Vice President of HarbourView  Asset  Management  Corporation and of
Senior Vice President                    Centennial  Asset  Management  Corporation;  serves  on  the  Board  of the
                                         Colorado Ballet.
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Meredith Wolff,                          None.
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Oliver Wolff,                            None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Kurt Wolfgruber,                         Director of Tremont Group  Holdings,  Inc.,  HarbourView  Asset  Management
President, Chief Investment Officer &    Corporation  and OFI  Institutional  Asset  Management,  Inc.  (since  June
Director                                 2003).   Management  Director  of  Oppenheimer   Acquisition  Corp.  (since
                                         December 2005).
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Caleb C. Wong,                           None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Edward C. Yoensky,                       None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Geoff Youell,                            Formerly Principal Consultant at XAware Inc (January 2004 - June 2005).
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Lucy Zachman,                            None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Robert G. Zack                           General  Counsel  of  Centennial  Asset  Management  Corporation;   General
Executive Vice President &               Counsel and Director of  OppenheimerFunds  Distributor,  Inc.;  Senior Vice
General Counsel                          President and General Counsel of HarbourView  Asset Management  Corporation
                                         and OFI  Institutional  Asset  Management,  Inc.;  Senior  Vice  President,
                                         General  Counsel and  Director of  Shareholder  Financial  Services,  Inc.,
                                         Shareholder  Services,  Inc., OFI Private Investments Inc.;  Executive Vice
                                         President,  General Counsel and Director of OFI Trust Company; Director and
                                         Assistant  Secretary  of  OppenheimerFunds   International   Limited;  Vice
                                         President,  Secretary and General Counsel of Oppenheimer Acquisition Corp.;
                                         Director  of  OppenheimerFunds   International  Distributor  Limited;  Vice
                                         President of OppenheimerFunds  Legacy Program;  Vice President and Director
                                         of Oppenheimer Partnership Holdings Inc.
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Neal A. Zamore,                          None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Anna Zatulovskaya,                       None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Mark D. Zavanelli,                       None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Alex Zhou,                               None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Ronald Zibelli, Jr.                      Formerly  Managing  Director  and Small Cap Growth  Team  Leader at Merrill
Vice President                           Lynch.
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Arthur J. Zimmer,                        Senior Vice President of HarbourView Asset Management Corporation.
Senior Vice President
---------------------------------------- ----------------------------------------------------------------------------

The Oppenheimer Funds include the following:

Centennial California Tax Exempt Trust
Centennial Government Trust
Centennial Money Market Trust
Centennial New York Tax Exempt Trust
Centennial Tax Exempt Trust
Limited Term New York Municipal Fund (a series of Rochester Portfolio Series)
OFI Tremont Core Strategies Hedge Fund
OFI Tremont Market Neutral Hedge Fund
Oppenheimer Absolute Return Fund
Oppenheimer AMT-Free Municipals
Oppenheimer AMT-Free New York Municipals
Oppenheimer Balanced Fund
Oppenheimer Baring China Fund
Oppenheimer Baring Japan Fund
Oppenheimer California Municipal Fund
Oppenheimer Capital Appreciation Fund
Oppenheimer Capital Income Fund
Oppenheimer Cash Reserves
Oppenheimer Champion Income Fund
Oppenheimer Commodity Strategy Total Return Fund
Oppenheimer Convertible Securities Fund (a series of Bond Fund Series)
Oppenheimer Core Bond Fund (a series of Oppenheimer Integrity Funds)
Oppenheimer Developing Markets Fund
Oppenheimer Discovery Fund
Oppenheimer Dividend Growth Fund
Oppenheimer Emerging Growth Fund
Oppenheimer Emerging Technologies Fund
Oppenheimer Enterprise Fund
Oppenheimer Equity Fund, Inc.
Oppenheimer Global Fund
Oppenheimer Global Opportunities Fund
Oppenheimer Gold & Special Minerals Fund
Oppenheimer Growth Fund
Oppenheimer International Bond Fund
Oppenheimer Institutional Money Market Fund
Oppenheimer International Diversified Fund
Oppenheimer International Growth Fund
Oppenheimer International Small Company Fund
Oppenheimer International Value Fund (a series of Oppenheimer International Value Trust)
Oppenheimer Limited Term California Municipal Fund
Oppenheimer Limited-Term Government Fund
Oppenheimer Limited Term Municipal Fund (a series of Oppenheimer Municipal Fund)
Oppenheimer Main Street Fund (a series of Oppenheimer Main Street Funds, Inc.)
Oppenheimer Main Street Opportunity Fund
Oppenheimer Main Street Small Cap Fund
Oppenheimer MidCap Fund
Oppenheimer Money Market Fund, Inc.
Oppenheimer Multi-State Municipal Trust (3 series):
     Oppenheimer New Jersey Municipal Fund
     Oppenheimer Pennsylvania Municipal Fund
     Oppenheimer Rochester National Municipals
Oppenheimer Portfolio Series (4 series)
     Active Allocation Fund
     Equity Investor Fund
     Conservative Investor Fund
     Moderate Investor Fund
Oppenheimer Principal Protected Main Street Fund (a series of Oppenheimer Principal
     Protected Trust)
Oppenheimer Principal Protected Main Street Fund II (a series of Oppenheimer Principal
     Protected Trust II)
Oppenheimer Principal Protected Main Street Fund III (a series of Oppenheimer Principal
     Protected Trust III)
Oppenheimer Quest Capital Value Fund, Inc.
Oppenheimer Quest For Value Funds (3 series)
     Oppenheimer Quest Balanced Fund
     Oppenheimer Quest Opportunity Value Fund
     Oppenheimer Small- & Mid-Cap Value Fund
Oppenheimer Quest International Value Fund, Inc.
Oppenheimer Quest Value Fund, Inc.
Oppenheimer Real Estate Fund
Oppenheimer Rochester Arizona Municipal Fund
Oppenheimer Rochester Maryland Municipal Fund
Oppenheimer Rochester Massachusetts Municipal Fund
Oppenheimer Rochester Michigan Municipal Fund
Oppenheimer Rochester Minnesota Municipal Fund
Oppenheimer Rochester North Carolina Municipal Fund
Oppenheimer Rochester Ohio Municipal Fund
Oppenheimer Rochester Virginia Municipal Fund
Oppenheimer Select Value Fund
Oppenheimer Senior Floating Rate Fund
Oppenheimer Series Fund, Inc. (1 series):
Oppenheimer Value Fund
Oppenheimer Strategic Income Fund
Oppenheimer Transition 2010 Fund
Oppenheimer Transition 2015 Fund
Oppenheimer Transition 2020 Fund
Oppenheimer Transition 2030 Fund
Oppenheimer Tremont Market Neutral Fund, LLC
Oppenheimer Tremont Opportunity Fund, LLC
Oppenheimer U.S. Government Trust
Oppenheimer Variable Account Funds (11 series):
     Oppenheimer Balanced Fund/VA
     Oppenheimer Capital Appreciation Fund/VA
     Oppenheimer Core Bond Fund/VA
     Oppenheimer Global Securities Fund/VA
     Oppenheimer High Income Fund/VA
     Oppenheimer Main Street Fund/VA
     Oppenheimer Main Street Small Cap Fund/VA
     Oppenheimer MidCap Fund/VA
     Oppenheimer Money Fund/VA
     Oppenheimer Strategic Bond Fund/VA
     Oppenheimer Value Fund/VA
Panorama Series Fund, Inc. (4 series):
     Government Securities Portfolio
     Growth Portfolio
     Oppenheimer International Growth Fund/VA
     Total Return Portfolio
Rochester Fund Municipals

The address of the Oppenheimer funds listed above, Shareholder Financial Services, Inc., Shareholder Services,
Inc., OppenheimerFunds Services, Centennial Asset Management Corporation, and OppenheimerFunds Legacy Program is
6803 South Tucson Way, Centennial, Colorado 80112-3924.

The address of OppenheimerFunds, Inc., OppenheimerFunds Distributor, Inc., HarbourView Asset Management
Corporation, Oppenheimer Acquisition Corp., OFI Private Investments Inc., OFI Institutional Asset Management,
Inc. Oppenheimer Real Asset Management, Inc. and OFI Trust Company is Two World Financial Center, 225 Liberty
Street, 11th Floor, New York, New York 10281-1008.

The address of Tremont Group Holdings, Inc. is 555 Theodore Fremd Avenue, Suite 206-C, Rye, New York 10580.

The address of OppenheimerFunds International Ltd. is 30 Herbert Street, Dublin 2, Ireland.

The address of Trinity Investment Management Corporation is 301 North Spring Street, Bellefonte, Pennsylvania
16823.

The address of OppenheimerFunds International Distributor Limited is Suite 1601, Central Tower, 28 Queen's Road
Central, Hong Kong.

Item 27. Principal Underwriter

(a)      OppenheimerFunds Distributor, Inc. is the Distributor of the Registrant's shares. It is also the
Distributor of each of the other registered open-end investment companies for which OppenheimerFunds, Inc. is the investment adviser, as described in Part A and Part B of this Registration Statement and listed in Item 26(b)
above (except Panorama Series Fund, Inc.) and for MassMutual Institutional Funds.

(b)      The directors and officers of the Registrant's principal underwriter are:

------------------------------------------------ ------------------------------------ ---------------------------------
Name & Principal                                 Position & Office                    Position and Office
Business Address                                 with Underwriter                     with Registrant
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Timothy Abbhul(1)                                Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Robert Agan(1)                                   Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Anthony Allocco(2)                               Assistant Vice President             None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Janette Aprilante(2)                             Secretary                            None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
James Barker                                     Vice President                       None
1723 W. Nelson Street
Chicago, IL 60657
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Kathleen Beichert(1)                             Senior Vice President                None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Rocco Benedetto(2)                               Assistant Vice President             None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Thomas Beringer                                  Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Rick Bettridge                                   Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Robert J. Bishop(1)                              Treasurer                            None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Tracey Blinzler(1)                               Assistant Vice President             None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
David A. Borrelli                                Vice President                       None
105 Black Calla Ct.
San Ramon, CA 94583
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Jeffrey R. Botwinick                             Vice President                       None
4431 Twin Pines Drive
Manlius, NY 13104
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Sarah Bourgraf(1)                                Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Michelle Brennan(2)                              Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Joshua Broad(2)                                  Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Kevin E. Brosmith                                Senior Vice President                None
5 Deer Path
South Natlick, MA 01760
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Jeffrey W. Bryan                                 Vice President                       None
1048 Malaga Avenue
Coral Gables, FL 33134
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Patrick Campbell(1)                              Assistant Vice President             None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Robert Caruso                                    Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Donelle Chisolm(2)                               Assistant Vice President             None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Andrew Chonofsky                                 Vice President                       None
109 Wade Avenue, Apt. 365
Raleigh, NC 27605
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Angelanto Ciaglia(2)                             Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Melissa Clayton(2)                               Assistant Vice President             None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Craig Colby(2)                                   Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Rodney Constable(1)                              Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Susan Cornwell(1)                                Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Neev Crane                                       Vice President                       None
1530 Beacon Street, Apt. #1403
Brookline, MA 02446
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Fredrick Davis                                   Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
John Davis(2)                                    Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Stephen J. Demetrovits(2)                        Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Steven Dombrower                                 Vice President                       None
13 Greenbrush Court
Greenlawn, NY 11740
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
George P. Dougherty                              Vice President                       None
328 Regency Drive
North Wales, PA 19454
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Cliff H. Dunteman                                Vice President                       None
N 53 W 27761 Bantry Road
Sussex, WI 53089-45533
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Beth Arthur Du Toit(1)                           Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Hillary Eigen(2)                                 Assistant Vice President             None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Kent M. Elwell                                   Vice President                       None
35 Crown Terrace
Yardley, PA 19067
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Gregg A. Everett                                 Vice President                       None
4328 Auston Way
Palm Harbor, FL 34685-4017
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
George R. Fahey                                  Senior Vice President                None
9511 Silent Hills Lane
Lone Tree, CO 80124
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Eric C. Fallon                                   Vice President                       None
10 Worth Circle
Newton, MA 02458
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
James Fereday                                    Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Joseph Fernandez                                 Vice President                       None
1717 Richbourg Park Drive
Brentwood, TN 37027
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Mark J. Ferro                                    Senior Vice President                None
104 Beach 221st Street
Breezy Point, NY 11697
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Ronald H. Fielding(3)                            Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Bradley Finkle(2)                                Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Eric P. Fishel                                   Vice President                       None
725 Boston Post Rd., #12
Sudbury, MA 01776
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Patrick W. Flynn                                 Senior Vice President                None
14083 East Fair Avenue
Englewood, CO 80111
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
John E. Forrest(2)                               Senior Vice President                None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
John ("J") Fortuna(2)                            Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Jayme D. Fowler                                  Vice President                       None
3818 Cedar Springs Road, #101-349
Dallas, TX 75219
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Richard Fuermann                                 Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Lucio Giliberti                                  Vice President                       None
6 Cyndi Court
Flemington, NJ 08822
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Michael Gottesman                                Vice President                       None
255 Westchester Way
Birmingham, MI 48009
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Raquel Granahan(4)                               Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Ralph Grant                                      Senior Vice President                None
10 Boathouse Close
Mt. Pleasant, SC 29464
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Kahle Greenfield(2)                              Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Eric Grossjung                                   Vice President                       None
4002 N. 194th Street
Elkhorn, NE 68022
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Michael D. Guman                                 Vice President                       None
3913 Pleasant Avenue
Allentown, PA 18103
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
James E. Gunther                                 Vice President                       None
603 Withers Circle
Wilmington, DE 19810
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Kevin J. Healy(2)                                Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Elyse R. Jurman Herman                           Vice President                       None
5486 NW 42 Avenue
Boca Raton, FL 33496
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Wendy G. Hetson(2)                               Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Jennifer Hoelscher(1)                            Assistant Vice President             None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
William E. Hortz(2)                              Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Edward Hrybenko(2)                               Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Amy Huber(1)                                     Assistant Vice President             None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Brian F. Husch                                   Vice President                       None
37 Hollow Road
Stonybrook, NY 11790
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Patrick Hyland(2)                                Assistant Vice President             None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Keith Hylind(2)                                  Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Kathleen T. Ives(1)                              Vice President & Assistant           Assistant Secretary
                                                 Secretary
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Shonda Rae Jaquez(2)                             Assistant Vice President             None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Nivan Jaleeli                                    Vice President                       None
13622 E. Geronimo Rd.
Scottsdale, AZ 85259
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Eric K. Johnson                                  Vice President                       None
8588 Colonial Drive
Lone Tree, CO 80124
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Thomas Keffer(2)                                 Senior Vice President                None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Christina J. Keller(2)                           Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Michael Keogh(2)                                 Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Brian Kiley(2)                                   Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Lisa Klassen(1)                                  Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Richard Klein                                    Senior Vice President                None
4820 Fremont Avenue South
Minneapolis, MN 55419
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Richard Knott(1)                                 Senior Vice President                None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Brent A. Krantz                                  Senior Vice President                None
61500 Tam McArthur Loop
Bend, OR 97702
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Eric Kristenson(2)                               Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
David T. Kuzia                                   Vice President                       None
10258 S. Dowling Way
Highlands Ranch, CO 80126
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Tracey Lange(2)                                  Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Jesse Levitt(2)                                  Assistant Vice President             None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Eric J. Liberman                                 Vice President                       None
27 Tappan Ave., Unit West
Sleepy Hollow, NY 10591
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Malissa Lischin(2)                               Assistant Vice President             None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Thomas Loncar                                    Vice President                       None
1401 North Taft Street, Apt. 726
Arlington, VA 22201
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Craig Lyman                                      Vice President                       None
7425 Eggshell Drive
N. Las Vegas, NV 89084
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Peter Maddox(2)                                  Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Michael Malik                                    Vice President                       None
546 Idylberry Road
San Rafael, CA 94903
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Steven C. Manns                                  Vice President                       None
1627 N. Hermitage Avenue
Chicago, IL 60622
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Todd A. Marion                                   Vice President                       None
24 Midland Avenue
Cold Spring Harbor, NY 11724
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
LuAnn Mascia(2)                                  Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Theresa-Marie Maynier                            Vice President                       None
2421 Charlotte Drive
Charlotte, NC 28203
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
John C. McDonough                                Senior Vice President                None
533 Valley Road
New Canaan, CT 06840
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Kent C. McGowan                                  Vice President                       None
9510 190th Place SW
Edmonds, WA 98020
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Brian F. Medina                                  Vice President                       None
3009 Irving Street
Denver, CO 80211
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Daniel Melehan                                   Vice President                       None
906 Bridgeport Court
San Marcos, CA 92069
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Mark Mezzanotte                                  Vice President                       None
16 Cullen Way
Exeter, NH 03833
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Matthew L. Michaelson                            Vice President                       None
1250 W. Grace, #3R
Chicago, IL 60613
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Noah Miller(1)                                   Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Clint Modler(1)                                  Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Robert Moser                                     Vice President                       None
9650 East Aspen Hill Circle
Lone Tree, CO 80124
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
David W. Mountford                               Vice President                       None
7820 Banyan Terrace
Tamarac, FL 33321
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Gzim Muja                                        Vice President                       None
269 S. Beverly Dr. #807
Beverly Hills, CA 90212
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Matthew Mulcahy(2)                               Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
John V. Murphy(2)                                Director                             President & Trustee
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Wendy Jean Murray                                Vice President                       None
32 Carolin Road
Upper Montclair, NJ 07043
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
John S. Napier                                   Vice President                       None
17 Hillcrest Ave.
Darien, CT 06820
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Christina Nasta(2)                               Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Kevin P. Neznek(2)                               Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Bradford G. Norford                              Vice President                       None
5095 Lahinch Ct.
Westerville, OH 43082
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Alan Panzer                                      Vice President                       None
6755 Ridge Mill Lane
Atlanta, GA 30328
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Michael Park(2)                                  Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Donald Pawluk(2)                                 Vice President
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Brian C. Perkes                                  Vice President                       None
6 Lawton Ct.
Frisco, TX 75034
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Charles K. Pettit(2)                             Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Elaine M. Puleo-Carter(2)                        Senior Vice President                None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Minnie Ra                                        Vice President                       None
100 Dolores Street, #203
Carmel, CA 93923
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Dusting Raring                                   Vice President                       None
27 Blakemore Drive
Ladera Ranch, CA 92797
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Michael A. Raso                                  Vice President                       None
3 Vine Place
Larchmont, NY 10538
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Richard E. Rath                                  Vice President                       None
46 Mt. Vernon Ave.
Alexandria, VA 22301
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
William J. Raynor(5)                             Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Corry Read(2)                                    Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Ruxandra Risko(2)                                Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
David R. Robertson(2)                            Senior Vice President                None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Ian M. Roche                                     Vice President                       None
7070 Bramshill Circle
Bainbridge, OH 44023
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Kenneth A. Rosenson                              Vice President                       None
24753 Vantage Pt. Terrace
Malibu, CA 90265
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Thomas Sabow                                     Vice President                       None
6617 Southcrest Drive
Edina, MN 55435
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
John Saunders                                    Vice President                       None
2251 Chantilly Ave.
Winter Park, FL 32789
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Thomas Schmitt                                   Vice President                       None
40 Rockcrest Rd
Manhasset, NY 11030
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
William Schories                                 Vice President                       None
3 Hill Street
Hazlet, NJ 07730
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Charles F. Scully                                Vice President                       None
125 Cypress View Way
Apex, NC 27502
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Jennifer Sexton(2)                               Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Eric Sharp                                       Vice President                       None
862 McNeill Circle
Woodland, CA 95695
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Debbie A. Simon                                  Vice President                       None
55 E. Erie St., #4404
Chicago, IL 60611
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Christopher M. Spencer                           Vice President                       None
2353 W 118th Terrace
Leawood, KS 66211
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
John A. Spensley                                 Vice President                       None
375 Mallard Court
Carmel, IN 46032
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Alfred St. John(2)                               Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Bryan Stein                                      Vice President                       None
8 Longwood Rd.
Voorhees, NJ 08043
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
John Stoma(2)                                    Senior Vice President                None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Wayne Strauss(3)                                 Assistant Vice President             None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Brian C. Summe                                   Vice President                       None
2479 Legends Way
Crestview Hills, KY 41017
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Michael Sussman(2)                               Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
George T. Sweeney                                Senior Vice President                None
5 Smokehouse Lane
Hummelstown, PA 17036
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
William K. Tai                                   Vice President                       None
12701 Prairie Drive
Urbandale, IA 50323
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
James Taylor(2)                                  Assistant Vice President             None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Martin Telles(2)                                 Senior Vice President                None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Paul Temple(2)                                   Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
David G. Thomas                                  Vice President                       None
16628 Elk Run Court
Leesburg, VA 20176
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Mark S. Vandehey(1)                              Vice President and Chief             Vice President and Chief
                                                 Compliance Officer                   Compliance Officer
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Vincent Vermete(2)                               Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Cynthia Walloga(2)                               Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Patrick Walsh                                    Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Kenneth Lediard Ward                             Vice President                       None
1400 Cottonwood Valley Circle N.
Irving, TX 75038
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Teresa Ward(1)                                   Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Michael J. Weigner                               Vice President                       None
4905 W. San Nicholas Street
Tampa, FL 33629
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Donn Weise                                       Vice President                       None
3249 Earlmar Drive
Los Angeles, CA 90064
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Chris G. Werner                                  Vice President                       None
98 Crown Point Place
Castle Rock, CO 80108
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Catherine White(2)                               Assistant Vice President             None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Ryan Wilde(1)                                    Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Julie Wimer(2)                                   Assistant Vice President             None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Donna Winn(2)                                    Senior Vice President                None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Peter Winters                                    Vice President                       None
911 N. Organce Ave, Pat. 514
Orlando, FL 32801
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Patrick Wisneski(1)                              Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Philip Witkower(2)                               Senior Vice President                None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Meredith Wolff(2)                                Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Michelle Wood(2)                                 Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Cary Patrick Wozniak                             Vice President                       None
18808 Bravata Court
San Diego, CA 92128
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
John Charles Young                               Vice President                       None
3914 Southwestern
Houston, TX 77005
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Jill Zachman(2)                                  Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Robert G. Zack(2)                                General Counsel & Director           Secretary
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Walter Zinych                                    Vice President                       None
630 North Franklin St., Apt. 718
Chicago, IL 60610
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Steven Zito(1)                                   Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------

(1)6803 South Tucson Way, Centennial, CO 80112-3924
(2)Two World Financial Center, 225 Liberty Street, 11th Floor, New York, NY 10281-1008
(3)350 Linden Oaks, Rochester, NY 14623
(4)555 Theodore Fremd Avenue, Rye, NY 10580
(5)Independence Wharf, 470 Atlantic Avenue, 11th Floor, Boston, MA 02210

(c)      Not applicable.

Item 28. Location of Accounts and Records

The accounts,  books and other documents  required to be maintained by Registrant  pursuant to Section 31(a) of the
Investment  Company Act of 1940 and rules promulgated  thereunder are in the possession of  OppenheimerFunds,  Inc.
at its offices at 6803 South Tucson Way, Centennial, Colorado 80112-3924.

Item 29. Management Services

Not applicable

Item 30. Undertakings

Not applicable.

                                                    SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant
has duly caused this Initial Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 27th day of June, 2007.

                                         OPPENHEIMER BARING SMA INTERNATIONAL FUND

                                         By:         /s/ John V. Murphy*
                                                     John V. Murphy, President,
                                                     Principal Executive Officer and Trustee

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities on the dates indicated:

Signatures                                  Title                                       Date

/s/ Brian F. Wruble*                        Chairman of the
Brian F. Wruble                             Board of Trustees                           June 27, 2007

/s/ John V. Murphy*                         President, Principal
John V. Murphy                              Executive Officer and Trustee               June 27, 2007

/s/ Brian W. Wixted*                        Treasurer, Principal                        June 27, 2007
Brian W. Wixted                             Financial & Accounting Officer

/s/ Matthew P. Fink*                        Trustee                                     June 27, 2007
Matthew P.Fink

/s/ Robert G. Galli*                        Trustee                                     June 27, 2007
Robert G. Galli

/s/ Phillip A. Griffiths*                   Trustee                                     June 27, 2007
Phillip A. Griffiths

/s/ Mary F. Miller*                         Trustee                                     June 27, 2007
Mary F. Miller

/s/ Joel W. Motley*                         Trustee                                     June 27, 2007
Joel W. Motley

/s/ Kenneth A. Randall*                     Trustee                                     June 27, 2007
Kenneth A. Randall

/s/ Russell S. Reynolds, Jr.*               Trustee                                     June 27, 2007
Russell S. Reynolds, Jr.

/s/ Joseph M. Wikler*                       Trustee                                     June 27, 2007
Joseph M. Wikler

/s/ Peter I. Wold*                          Trustee                                   June 27, 2007
Peter I. Wold

*By:     /s/ Mitchell J. Lindauer
         Mitchell J. Lindauer, Attorney-in-Fact

                                     OPPENHEIMER BARING SMA INTERNATIONAL FUND

                                           Pre-Effective Amendment No. 3

                                       Registration Statement No. 333-135524

                                                   EXHIBIT INDEX

Exhibit No.                Description

23(i)                      Opinion and Consent of Counsel